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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7978

ING Mayflower Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 96.8%
		Bermuda: 1.7%
2,739,691	@	Tyco International Ltd.	$87,341,349
			87,341,349
		Brazil: 3.3%
7,745,531		Centrais Eletricas Brasileiras SA ADR	91,113,005
3,741,386	L	Contax Participacoes SA ADR	3,485,849
2,532,786	L	Tele Norte Leste Participacoes SA ADR	34,167,283
1,208,600		Telecomunicacoes Brasileiras SA ADR	34,892,282
111,928	L	Tim Participacoes SA ADR	3,741,753
776,726	@, L	Vivo Participacoes SA ADR	2,959,326
			170,359,498
		Canada: 2.5%
12,138,000	@	Bombardier, Inc.	45,899,133
3,153,370	@, L	Nortel Networks Corp.	84,415,715
			130,314,848
		France: 9.0%
9,548,000	L	Alcatel SA	123,994,665
1,816,990		Carrefour SA	104,941,023
3,936,200		France Telecom SA	109,425,236
1,446,950		Sanofi-Aventis	127,511,331
			465,872,255
		Germany: 7.2%
2,268,600		DaimlerChrysler AG	141,899,075
9,731,119		Deutsche Telekom AG	171,646,945
411,200		Hypo Real Estate Holding AG	27,152,109
2,158,500	@	Infineon Technologies AG	31,120,405
			371,818,534
		Hong Kong: 0.7%
1,624,636		Jardine Matheson Holdings Ltd.	38,379,671
			38,379,671
		Italy: 5.0%
10,705,782		Intesa Sanpaolo S.p.A.	80,931,638
10,329,085		Telecom Italia S.p.A.	30,577,551
23,951,100		Telecom Italia S.p.A. - RNC	60,149,992
9,564,300		UniCredito Italiano S.p.A.	88,847,093
			260,506,274
		Japan: 17.2%
1,552,500		Aiful Corp.	47,285,863
1,153,800		Astellas Pharma, Inc.	49,235,745
3,409,000		Dai Nippon Printing Co., Ltd.	53,617,327
2,427,336		Daiichi Sankyo Co., Ltd.	67,729,926
960,000		Fuji Photo Film Co., Ltd.	39,756,068
16,660,700		Hitachi Ltd.	112,098,821
2,272,500		Millea Holdings, Inc.	81,683,819
8,350		Mitsubishi UFJ Financial Group, Inc.	101,318,302
7,099,000		Mitsui Sumitomo Insurance Co., Ltd.	85,245,669
13,125		Nippon Telegraph & Telephone Corp.	65,666,766
1,174,000		Ono Pharmaceutical Co., Ltd.	57,577,971
921,800		Sony Corp.	42,575,758
285,000		Taisho Pharmaceutical Co., Ltd.	5,035,731
918,800		Takefuji Corp.	37,031,643
509,000		TDK Corp.	42,817,810
			888,677,219
		Mexico: 1.8%
2,942,320	L	Telefonos de Mexico SA de CV ADR	90,329,224
			90,329,224
		Netherlands: 10.8%
2,336,889		ABN Amro Holding NV	75,065,172
3,916,088		Aegon NV	77,261,994
1,737,200		Akzo Nobel NV	109,454,248
12,917,941	@	Koninklijke Ahold NV	130,489,000
3,566,100		Unilever NV	95,206,718
2,365,432		Wolters Kluwer NV	71,100,006
			558,577,138
		New Zealand: 0.9%
13,335,944		Telecom Corp. of New Zealand Ltd.	45,773,782
			45,773,782

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2007 (Unaudited) (continued)

Shares			Value
		Portugal: 1.5%
5,774,576		Portugal Telecom SGPS SA	$76,747,731
			76,747,731
		Singapore: 0.5%
1,742,800	#	DBS Group Holdings Ltd. ADR	24,953,062
			24,953,062
		South Korea: 6.0%
1,463,610		Korea Electric Power Corp.	66,596,774
2,745,880	@, L	Korea Electric Power Corp. ADR	62,798,276
183,200		KT Corp.	8,366,640
2,192,310		KT Corp. ADR	50,642,361
1,394,200		LG Electronics, Inc.	77,689,128
202,885		SK Telecom Co., Ltd.	43,300,693
			309,393,872
		Spain: 3.0%
7,078,302		Telefonica SA	155,262,271
			155,262,271
		Switzerland: 5.9%
491,890		Nestle SA	180,739,164
2,954,300		STMicroelectronics NV	55,193,790
91,700		Swisscom AG	34,336,062
135,923		Zurich Financial Services AG	36,716,150
			306,985,166
		Taiwan: 1.6%
130,897,949		United Microelectronics Corp.	82,475,237
			82,475,237
		United Kingdom: 17.9%
2,964,800		British Sky Broadcasting PLC	32,001,992
14,823,681		BT Group PLC	89,610,838
8,669,700		Compass Group PLC	51,809,523
4,800,251		GlaxoSmithKline PLC	129,616,019
10,459,589	@	Invensys PLC	61,405,872
33,530,226		ITV PLC	71,304,399
8,159,200		J Sainsbury PLC	69,713,181
7,402,451		Marks & Spencer Group PLC	98,512,722
7,908,400	@	Standard Life PLC	45,680,962
4,458,965		Unilever PLC	121,766,355
27,699,131		WM Morrison Supermarkets PLC	153,945,195
			925,367,058
		Venezuela: 0.3%
1,216,822	L	Cia Anonima Nacional Telefonos de Venezuela ADR	16,317,583
			16,317,583
		Total Common Stock
		(Cost $3,757,838,653)	5,005,451,772

Principal Amount			Value
SHORT-TERM INVESTMENTS: 5.4%
	U.S. Government Agency Obligations: 2.7%
$141,083,000	Federal Home Loan Bank, 4.700%, due 02/01/07		$141,064,580
	Total U.S. Government Agency Obligations
	(Cost $141,064,580)		141,064,580

	Securities Lending Collateralcc: 2.7%
140,187,000	The Bank of New York Institutional Cash Reserves Fund		140,187,000

	Total Securities Lending Collateral
	(Cost $140,187,000)		140,187,000

	Total Short-Term Investments
	(Cost $281,251,580)		281,251,580

	Total Investments in Securities
	(Cost $4,039,090,233)*	102.2%	$5,286,703,352
	Other Assets and Liabilities — Net	(2.2)	(113,247,857)
	Net Assets	100.0%	$ 5,173,455,495

@	Non-income producing security
ADR	American Depositary Receipt
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2007 (Unaudited) (continued)

	have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at January 31, 2007.
*	Cost for federal income tax purposes is $4,039,090,235.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,320,693,637
	Gross Unrealized Depreciation	(73,080,520)
	Net Unrealized Appreciation	$1,247,613,117

Industry	Percentage of Net Assets
Auto Manufacturers	2.8%
Banks	7.7
Chemicals	2.1
Commercial Services	1.1
Computers	0.8
Diversified Financial Services	1.6
Electric	4.3
Electrical Components & Equipment	3.7
Food	16.6
Food Service	1.0
Holding Companies - Diversified	0.7
Home Furnishings	0.8
Insurance	6.3
Media	3.4
Miscellaneous Manufacturing	4.5
Pharmaceuticals	8.4
Retail	1.9
Semiconductors	3.3
Telecommunications	25.8
Short-Term Investments	5.4
Other Assets and Liabilities - Net	(2.2)
Net Assets	100.0%

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mayflower Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 2, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 2, 2007